GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2018	2019
Balance as of January 1:
Goodwill as of January 1, net of $nil accumulated impairment losses	64,222	75,021

Addition in goodwill related to acquisitions	20,161	—
Subtraction in goodwill related to disposals	(4,741)	—
Impairment expense	—	(74,091)
Foreign currency translation adjustments	(4,621)	(930)

Balance as of December 31:
Gross goodwill	75,021	74,091
Accumulated impairment losses	—	(74,091)
Net goodwill as of December 31	$75,021	$—